Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Gains And Losses On Sales And Changes In Carrying Amounts Of Investments (Details) - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities
Costs related to early redemption of debt	$ (2,600)
Equity in earnings (losses) of affiliates	903	$ 278	$ 653	$ 3,514	$ (2,110)
Other	189	667	1,033	976	2,048
Total	$ (1,508)	$ 945	$ 1,686	$ 7,609	$ 8,994